Derivatives and Hedging (Changes in Fair Value of Derivative Financial Instruments Not Designated as Hedging Instruments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Not Designated as Hedging Instrument | Foreign currency forward contracts | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	¥ 7,206	¥ (6,978)	¥ 3,528